UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D. C.  20549
FORM 13F
FORM 13F COVER PAGE


Report for the Quarter Ended:  June 30, 2012
Check here if Amendment [ ];
Amendment Number:  ________________
This Amendment (Check only one.):
[ ] is a restatement.
[ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:		Albion Financial Group
Address: 	812 East 2100 South
		Salt Lake City, UT  84106

13F File Number:	28-6676

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.


Person Signing this Report:

Name:		John Q. Bird
Title:		Executive Vice-President
Phone:		801-487-3700

Signature, Place, and Date of Signing:



John Q. Bird		Salt Lake City, Utah		August 21,2012

Report Type:
[X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:			0
Form 13F Information Table Entry Total: 		137
Form 13F Information Table Value Total in Thousands: 	$ 376,008

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101      537     5994 SH       Sole                                       5994
AT&T Corp.                     COM              00206r102    10578   296645 SH       Sole                                     296645
Abbott Laboratories            COM              002824100      406     6295 SH       Sole                                       6295
Altria Group, Inc.             COM              02209S103      378    10932 SH       Sole                                      10932
American Electric Power        COM              025537101     1243    31155 SH       Sole                                      31155
Annaly Capital Management      COM              035710409      198    11800 SH       Sole                                      11800
Apple Computer, Inc.           COM              037833100    20542    35175 SH       Sole                                      35175
Automatic Data Processing, Inc COM              053015103      274     4925 SH       Sole                                       4925
Axis Energy Corp               COM              05462c103        1    10000 SH       Sole                                      10000
BHP Billiton Limited           COM              088606108      207     3174 SH       Sole                                       3174
Berkshire Hathaway CL B        COM              084670702      432     5186 SH       Sole                                       5186
Bristol Myers Squibb Co.       COM              110122108      251     6981 SH       Sole                                       6981
Caterpillar Inc.               COM              149123101      384     4525 SH       Sole                                       4525
Celanese Corporation           COM              150870103      329     9500 SH       Sole                                       9500
Celgene Corporation            COM              151020104      514     8006 SH       Sole                                       8006
CenturyLink, Inc.              COM              156700106    12650   320326 SH       Sole                                     320326
Check Point Software Technolog COM              M22465104      674    13599 SH       Sole                                      13599
Cisco Systems                  COM              17275R102      365    21274 SH       Sole                                      21274
Clean Harbors, Inc.            COM              184496107      254     4510 SH       Sole                                       4510
Coca-Cola Co.                  COM              191216100     9664   123591 SH       Sole                                     123591
Conocophillips                 COM              20825C104      310     5543 SH       Sole                                       5543
Consolidated Edison Co.        COM              209115104     3219    51765 SH       Sole                                      51765
Delphi Automotive Plc          COM              g27823106     5244   205634 SH       Sole                                     205634
Du Pont De Nemours             COM              263534109     8376   165622 SH       Sole                                     165622
Duke Energy Corp.              COM              26441c204      729    31600 SH       Sole                                      31600
Eaton Corp.                    COM              278058102     5276   133124 SH       Sole                                     133124
Enersys                        COM              29275Y102      974    27777 SH       Sole                                      27777
Express Scripts Holding Compan COM              30219g108      263     4715 SH       Sole                                       4715
Exxon Mobil Corp.              COM              30231G102     3775    44111 SH       Sole                                      44111
General Electric               COM              369604103    13148   630918 SH       Sole                                     630918
Gilead Sciences, Inc.          COM              375558103      209     4079 SH       Sole                                       4079
GlaxoSmithKline                COM              37733W105     8113   178034 SH       Sole                                     178034
Global Payments, Inc           COM              37940x102    10254   237187 SH       Sole                                     237187
Google Inc.                    COM              38259P508      507      874 SH       Sole                                        874
Greene Concepts Inc.           COM              39468c106        0   130000 SH       Sole                                     130000
Harman International Industrie COM              413086109     9001   227303 SH       Sole                                     227303
Heinz H J Co                   COM              423074103     2498    45935 SH       Sole                                      45935
Helix Energy Solutions Group I COM              42330p107      250    15250 SH       Sole                                      15250
Home Depot                     COM              437076102      593    11200 SH       Sole                                      11200
Honeywell International Inc.   COM              438516106      268     4800 SH       Sole                                       4800
Informatica Corporation        COM              45666q102      342     8070 SH       Sole                                       8070
Intel Corp.                    COM              458140100     7785   292104 SH       Sole                                     292104
International Business Machine COM              459200101     8175    41798 SH       Sole                                      41798
Johnson & Johnson              COM              478160104      799    11832 SH       Sole                                      11832
Kimberly-Clark Corp.           COM              494368103      773     9230 SH       Sole                                       9230
Kraft Foods Inc.               COM              50075n104      507    13125 SH       Sole                                      13125
Libbey Inc.                    COM              529898108      212    13794 SH       Sole                                      13794
Limited Brands Inc             COM              532716107      505    11880 SH       Sole                                      11880
Macy's Inc.                    COM              55616p104      222     6456 SH       Sole                                       6456
McDonalds Corp.                COM              580135101      486     5493 SH       Sole                                       5493
Medtronic, Inc.                COM              585055106      795    20527 SH       Sole                                      20527
Metropcs Communications Inc    COM              591708102       78    12945 SH       Sole                                      12945
Microsoft Corp.                COM              594918104    10304   336841 SH       Sole                                     336841
Monsanto Company               COM              61166W101      201     2434 SH       Sole                                       2434
NCR Corp.                      COM              62886E108      272    11974 SH       Sole                                      11974
NetApp, Inc.                   COM              64110d104      257     8090 SH       Sole                                       8090
Occidental Petroleum           COM              674599105      212     2468 SH       Sole                                       2468
Oil States International, Inc. COM              678026105      404     6110 SH       Sole                                       6110
Oracle Systems                 COM              68389X105      369    12410 SH       Sole                                      12410
Osi Systems, Inc.              COM              671044105     1199    18935 SH       Sole                                      18935
PepsiCo, Inc.                  COM              713448108      397     5619 SH       Sole                                       5619
Piedmont Natural Gas Co. Inc   COM              720186105      425    13210 SH       Sole                                      13210
Polycom Inc.                   COM              73172K104      126    11967 SH       Sole                                      11967
Procter & Gamble Co.           COM              742718109      571     9321 SH       Sole                                       9321
Royal Dutch Shell B            COM              780259107     8453   120872 SH       Sole                                     120872
Schlumberger Ltd.              COM              806857108     1029    15850 SH       Sole                                      15850
Sigma-Aldrich Corporation      COM              826552101      270     3656 SH       Sole                                       3656
Southern Co.                   COM              842587107     1360    29380 SH       Sole                                      29380
Spectra Energy                 COM              847560109      854    29380 SH       Sole                                      29380
Starbucks Corp.                COM              855244109      604    11325 SH       Sole                                      11325
Stericycle, Inc.               COM              858912108      666     7263 SH       Sole                                       7263
Techniscan Inc.                COM              87855g206        0    20000 SH       Sole                                      20000
The Charles Schwab Corporation COM              808513105      166    12810 SH       Sole                                      12810
The Directv Group              COM              25490a101      395     8084 SH       Sole                                       8084
Time Warner Cable Inc.         COM              88732J207     6152    74933 SH       Sole                                      74933
Titanium Metals Corp           COM              888339207      213    18810 SH       Sole                                      18810
Tractor Supply Company         COM              892356106      357     4300 SH       Sole                                       4300
Trinity Industries Inc.        COM              896522109     7317   292914 SH       Sole                                     292914
Union Pacific Corp.            COM              907818108      542     4545 SH       Sole                                       4545
Verizon Communications         COM              92343V104     9855   221769 SH       Sole                                     221769
WGL Holdings Inc.              COM              92924f106     1038    26120 SH       Sole                                      26120
Walt Disney Company            COM              254687106     1080    22265 SH       Sole                                      22265
Wells Fargo & Co.              COM              949746101      909    27175 SH       Sole                                      27175
Westar Energy Inc              COM              95709t100     1517    50665 SH       Sole                                      50665
Windstream Corp                COM              97381w104     1963   203248 SH       Sole                                     203248
Restricted Biotime Inc.        COM              09066l956      106    23085 SH       Sole                                      23085
Restricted Organovo Holdings I COM              68620a914      940   235483 SH       Sole                                     235483
Gold Trust                     COM              78463v107      222     1430 SH       Sole                                       1430
Guggenheim Timber ETF          COM              18383q879     1128    67105 SH       Sole                                      67105
Market Vectors Agribusiness ET COM              57060U605     1453    29302 SH       Sole                                      29302
Powershares Dynamic Networking COM              73935x815     1630    65063 SH       Sole                                      65063
Powershares FTSE Rafi US 1500  COM              73935x567     1554    24095 SH       Sole                                      24095
Powershares QQQ Tr Ser 1       COM              73935a104     2498    38939 SH       Sole                                      38939
Standard & Poors Depository Re COM              78462F103     5317    39066 SH       Sole                                      39066
iShares Russell Midcap Index F COM              464287499     3531    33514 SH       Sole                                      33514
iShares S&P Global - Consumer  COM              464288737      478     6805 SH       Sole                                       6805
Vanguard MSCI Emerging Markets COM              922042858     1143    28620 SH       Sole                                      28620
Wisdomtree Emerging Markets Sm COM              97717w281     1190    27465 SH       Sole                                      27465
iShares MSCI Australia Index F COM              464286103     1037    47445 SH       Sole                                      47445
iShares MSCI Brazil            COM              464286400      793    15340 SH       Sole                                      15340
iShares MSCI Canada            COM              464286509     1132    43810 SH       Sole                                      43810
iShares MSCI Emerging Market I COM              464287234     2174    55544 SH       Sole                                      55544
iShares MSCI Hong Kong         COM              464286871     1150    70135 SH       Sole                                      70135
iShares MSCI Pacific ex-Japan  COM              464286665      520    12755 SH       Sole                                      12755
iShares MSCI Singapore Free In COM              464286673     1234   100150 SH       Sole                                     100150
iShares Dow Jones Select Divid COM              464287168      225     4000 SH       Sole                                       4000
Ishares S&P US Preferred Stock COM              464288687    11130   285162 SH       Sole                                     285162
SPDR Barclays Capital High Yie COM              78464a417     1922    48695 SH       Sole                                      48695
SPDR Series Trust Short Term H COM              78468r408      217     7208 SH       Sole                                       7208
Vanguard Short Term Corp Bond  COM              92206c409     1539    19443 SH       Sole                                      19443
Vanguard Short Term Gov/Credit COM              921937827     4924    60690 SH       Sole                                      60690
iShares Barclay's Aggregate Bo COM              464287226     2422    21762 SH       Sole                                      21762
iShares Barclays 1-3 Yr        COM              464287457    10919   129422 SH       Sole                                     129422
iShares Lehman TIPS            COM              464287176      648     5417 SH       Sole                                       5417
General Electric               COM              369604103    28244  1355263 SH       Sole                                    1355263
Valspar Corp.                  COM              920355104    64542  1229615 SH       Sole                                    1229615
Aberdeen Asia-Pacific Inc. Fnd COM              003009107      364    47600 SH       Sole                                      47600
Morgan Stanley Emerging Market COM              61744h105      138    12500 SH       Sole                                      12500
CREF Equity Index              COM              194408308      422 4144.0860 SH      Sole                                  4144.0860
Grandeur Peak Global Opportuni COM              317609386       84 37646.4780 SH     Sole                                 37646.4780
TIAA-CREF Growth & Income Fund COM              87244w763      130 12843.6906 SH     Sole                                 12843.6906
TIAA-CREF Institutional Growth COM              87244w672      182 12808.5864 SH     Sole                                 12808.5864
TIAA-CREF Institutional Large  COM              87244w680      390 27632.3059 SH     Sole                                 27632.3059
TIAA-CREF Mid-Cap Growth Fund  COM              87244w888      220 11473.5592 SH     Sole                                 11473.5592
Tax Free Fund For Utah Class A COM              87675c104      221 21519.9320 SH     Sole                                 21519.9320
Vanguard 500 Index FD Admiral  COM              922908710      243 1937.9070 SH      Sole                                  1937.9070
Vanguard Emerging Markets Stoc COM              922042304      248 9839.8337 SH      Sole                                  9839.8337
Vanguard Mid Cap Index Fund    COM              922908843      556 26415.2643 SH     Sole                                 26415.2643
Franklin Fed Interm T/F A      COM              354723710      175 14072.1200 SH     Sole                                 14072.1200
Nuveen Arizona Municipal Bond  COM              67065l104      199 18056.2650 SH     Sole                                 18056.2650
Putnam Arizona Tax Exempt Inco COM              746441104      100 10554.1120 SH     Sole                                 10554.1120
Amerigas Partners LP           COM              030975106      264     6475 SH       Sole                                       6475
Energy Transfer Equity LP      COM              29273v100      463    11275 SH       Sole                                      11275
Enterprise Products LP         COM              293792107     1114    21745 SH       Sole                                      21745
Kinder Morgan Energy Partners  COM              494550106      344     4374 SH       Sole                                       4374
Magellan Midstream Partners LP COM              559080106      596     8435 SH       Sole                                       8435
MarkWest Energy Partners       COM              570759100      550    11145 SH       Sole                                      11145